Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Clinical trial expenses	$ 1,603	$ 869	$ 1,365
Compensation, excluding taxes	738	1,124	933
Professional fees	95	221	286
Short-term portion of lease restructuring	197	209	216
Other	893	985	607
Total accrued expenses	$ 3,526	$ 3,408	$ 3,407